Employee Benefit Plans (Target Allocation) (Details)	12 Months Ended
Dec. 31, 2012
Equity Securities [Member] | Pension Benefits [Member]
Target allocation by asset category
Equity securities, Minimum	10.00%
Equity securities, Maximum	32.00%
Equity Securities [Member] | Other Postretirement Benefits [Member]
Target allocation by asset category
Equity securities, Minimum	15.00%
Equity securities, Maximum	35.00%
Fixed Income Funds [Member] | Pension Benefits [Member]
Target allocation by asset category
Equity securities, Minimum	50.00%
Equity securities, Maximum	70.00%
Fixed Income Funds [Member] | Other Postretirement Benefits [Member]
Target allocation by asset category
Equity securities, Minimum	65.00%
Equity securities, Maximum	85.00%
Alternative Assets [Member] | Pension Benefits [Member]
Target allocation by asset category
Equity securities, Minimum	10.00%
Equity securities, Maximum	25.00%
Alternative Assets [Member] | Other Postretirement Benefits [Member]
Target allocation by asset category
Equity securities, Minimum	0.00%
Equity securities, Maximum	0.00%